ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Schedule of Accrued Expenses and Other Current Liabilities

		December 31,
		2023	2024
		RMB	RMB
Recharge card	(a)	228,655	237,570
Refund liability		190,591	167,349
Accrued payroll and employee benefits		72,715	48,343
Payable for advertisement		—	19,094
Professional service fee		5,881	11,735
VAT and other tax payables		10,680	5,510
Others		8,574	17,132
Total		517,096	506,733
(a)	Recharge card is the amount that customers paid in advance without designated enrollment contract for IT-focused supplementary STEM education training courses.